2. BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Basis Of Preparation And Presentation Of Financial Statements
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

2.         BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

The consolidated financial statements were prepared in accordance with the IFRS - International Financial Reporting Standards, issued by the IASB - International Accounting Standards Board. All the relevant information applicable to the consolidated financial statements, and only them, are being evidenced and correspond to those used by administration in its management.

The consolidated financial statements are expressed in thousands of Brazilian Reais (“R$”) and the disclosures of amounts in other currencies, when applicable, were also expressed in thousands, unless otherwise stated.

The preparation of the financial statements requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, as well as the disclosures of contingent liabilities. The uncertainty inherent to these judgments, assumptions and estimates could result in material adjustments to the carrying amount of certain assets and liabilities in future periods.

Any judgments, estimates and assumptions are reviewed at each reporting period.

The consolidated financial statements were prepared based on the recoverable historical cost, except for the following material items recognized in the statements of financial position:

(i)         derivative financial instruments and non-derivative financial instruments measured at fair value;

(ii)        share-based payments and employee benefits measured at fair value;

(iii)       biological assets measured at fair value; and

(iv)       assets held for sale in the cases the fair value is lower than historical cost.

The accounting policies adopted by the Company are described in note 3, which includes those adopted during the year, which are: IFRIC 23 - Uncertainty over income tax treatments (note 3.8) and IFRS 16 - Leases (note 3.14). For the policies adopted during the year, the adoption has been made prospectively, as such the prior year is not comparative.

The Company prepared the consolidated financial statements under the going concern assumption and disclosed all relevant information in its explanatory notes, in order to clarify and complement the accounting basis adopted.

During the year of 2019, the Company continued with the operational and financial restructuring started in 2018 and restructured its operating segments (note 26) and, thus, 2018 presentation of segment information was adjusted and consequently restated for all periods presented.